Change in Fiscal Year End (Details) - USD ($)	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016
Change In Fiscal Year End Details Abstract
Revenue	$ 489,320			$ 287,224			$ 634,557	$ 466,267	$ 1,296,550	$ 785,969	$ 1,128,245	$ 949,921	$ 704,832
Cost of goods sold
Gross profit	489,320			287,224			634,557	466,267	1,296,550	785,969	1,128,245	949,921	704,832
Operating expenses:
Sales & marketing	70,025			53,966			121,977	450	200,300	138,821	206,831	450
G&A	1,947,795			1,060,829			2,986,290	806,332	5,556,901	1,945,141	3,870,548	1,217,928	693,606
Total operating expenses	2,017,820			1,114,795			3,108,267	806,782	5,757,201	2,083,962	4,077,379	1,218,378	693,606
Loss from operations	(1,528,500)			(827,571)			(2,473,710)	(340,515)	(4,460,651)	(1,297,993)	(2,949,134)	(268,457)	11,226
Interest expense	181,643			12,919			(35,513)	(220)	356,265	12,948	(35,541)	(220)
Other income							5,000				5,000	1,438	1,438
Other income (expense), net	(181,643)			(12,919)			(30,513)	(220)	(356,265)	(12,948)	(30,541)	1,218	1,438
Net loss	$ (1,710,143)	$ (1,677,870)	$ (1,428,903)	$ (840,490)	$ (240,636)	$ (229,814)	$ (2,504,223)	$ (340,735)	$ (4,816,916)	$ (1,310,941)	$ (2,979,675)	$ (267,239)	$ (18,300)